Debt (Tables)	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Summary of long-term debt instruments
The components of debt at March 31, 2024 and December 31, 2023 are as follows (in thousands):

	As of March 31,	As of December 31,
	2024	2023
4.60% Senior Notes due to related party due 2024	$37,125	$38,778

Total debt	37,125	38,778
Less: Short-term debt	37,125	38,778

Total Long-term debt	$—	$—